 As filed with the U.S. Securities and Exchange Commission on November 6, 2013
Registration No. 333-151631

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File No 811-8329

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 9 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 50 [X]

John Hancock Life Insurance Company of New York Separate Account B

(Exact Name of Registrant)

John Hancock Life Insurance Company of New York

(Name of Depositor)

197 Clarendon Street
Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company of New York
U.S. INSURANCE LAW
JOHN HANCOCK PLACE
BOSTON, MA 02117

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment ("PEA") No. 7, (Accession Number 0001193125-13-316990 filed with the Commission on August 2, 2013 until the registrant shall file a further amendment which will thereafter become effective or until the registration statement shall become effective on such date as the Commission may determine. The Registrant's Prospectus and Statement of Additional Information filed in PEA No. 6 on April 25, 2013 with the Commission are incorporated by reference herein. The Registrant's Part C filed in PEA No. 7 on August 2, 2013 with the Commission is incorporated by reference herein.

The Registrant confirms that it has not sold any policies with the Long Term Care Rider filed under PEA No. 7.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 6th day of November, 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

John Hancock Life Insurance Company of New York Separate Account B

(Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK

(Depositor)

By: /s/ Craig Bromley

Craig Bromley

Principal Executive Officer

Signatures

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 6th day of November, 2013.

Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller

/s/ Steven Finch Steven Finch	Executive Vice President and Chief Financial Officer

* Craig Bromley	Director

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Ruth Ann Fleming	Director

* Michael Doughty	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex E. Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney